Deferred revenue (Details) € in Millions, $ in Millions		9 Months Ended
	Mar. 28, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Contract liabilities [abstract]
Balance, beginning of the period		$ 0.0
Additions		5.4	$ 0.0
Balance, end of the period		$ 5.3
Reservation fee received | €	€ 5